Equity (Details Narrative) ₪ / shares in Units, ₪ in Thousands								1 Months Ended		12 Months Ended
	Nov. 14, 2022 shares	Sep. 15, 2022 shares	May 15, 2022 shares	Sep. 02, 2021 ILS (₪) shares	Aug. 30, 2021 shares	Apr. 27, 2021 shares	Jan. 26, 2021 shares	Aug. 31, 2023 shares	Nov. 30, 2021 shares ₪ / shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 ILS (₪) shares ₪ / shares	Apr. 23, 2021 shares
IfrsStatementLineItems [Line Items]
Number of options granted											1,344,068	1,201,426
Number of shares issued											438,745	139,966
Number of options exercised												10,103
Consideration on exercise of options | ₪												₪ 8,498
Acquisitions considerations amount | ₪												₪ 17,300
Subversive Unitholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													15,650,280
Mr. Alexander Rabinovich [Member]
IfrsStatementLineItems [Line Items]
Number of share options issued						224,756
Number of options exercised				2,150,919
Consideration on exercise of options | ₪				₪ 3,594
Chief Financial Officer (CFO) and 19 Canndoc employees [member]
IfrsStatementLineItems [Line Items]
Number of options granted							3,831,949
Officer, 5 Canndoc employees and 2 consultants [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding owed percentage					0.80%
Officer, 5 Canndoc employees and 2 consultants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted					340,170
Employee [member]
IfrsStatementLineItems [Line Items]
Number of options exercised									10,103
Exercise price per share | ₪ / shares									₪ 18.38
Institutional Investors [Member]
IfrsStatementLineItems [Line Items]
Number of options granted								1,631,708
Number of shares issued												240,972
Number of options exercised												240,972
Exercise price per share | ₪ / shares												₪ 19.58
Chief Financial Officer (CFO) and 7 Canndoc employees [member]
IfrsStatementLineItems [Line Items]
Shares outstanding owed percentage			1.30%
Chief Financial Officer (CFO) and 7 Canndoc employees [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted			596,937
Chairman [Member]
IfrsStatementLineItems [Line Items]
Number of options granted		1,030,325
Weighted average remaining contractual life of outstanding share options		3 years
Options extended exercise period date		December 31, 2026
Canndoc Employees [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of options granted	287,131